Property, Plant and Equipment, Net (Tables)	12 Months Ended
Nov. 30, 2013
Property, Plant and Equipment, Net.
Schedule of property, plant and equipment, net

	November 30,
	2013	2012
Land	$1,421	$1,421
Buildings and leasehold improvements	17,622	16,250
Machinery and equipment	138,822	139,342
	157,865	157,013
Accumulated depreciation	(116,270)	(116,819)
	$41,595	$40,194